Unaudited interim condensed consolidated statement of financial position - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 85,000	€ 48,000
Property, plant and equipment	3,985,000	5,005,000
Deferred tax assets	192,000	217,000
Investments accounted for using the equity method	835,000	1,139,000
Other non-current assets	1,047,000	1,047,000
Total non-current assets	6,144,000	7,456,000
Current assets
Trade receivables and others	10,764,000	531,000
Tax receivables	1,163,000	4,941,000
Other current assets	38,808,000	9,476,000
Cash and cash equivalents	122,076,000	96,564,000
Total current assets	172,811,000	111,511,000
Total assets	178,955,000	118,967,000
Shareholders' equity
Share capital	1,391,512.74	957,000
Premiums related to share capital	376,755,000	249,160,000
Reserves	(211,513,000)	(173,151,000)
Translation reserve	340,000	600,000
Net loss for the period	(175,882,000)	(184,212,000)
Total Shareholders' equity	(8,909,000)	(106,647,000)
Non-current liabilities
Long-term debt	51,599,000	48,460,000
Long-term debt - derivatives	42,251,000	24,315,000
Royalty certificates liabilities	33,415,000	29,207,000
Provisions for retirement benefit obligations	891,000	1,762,000
Long-term contract liabilities	126,000	107,000
Other non-current liabilities	1,126,000	1,032,000
Total non-current liabilities	129,406,000	104,883,000
Current liabilities
Short-term debt	5,533,000	5,868,000
Short-term debt - derivatives		73,400,000
Short-term provisions	3,051,000
Trade payables	34,703,000	32,862,000
Other current liabilities	15,170,000	8,600,000
Total current liabilities	58,458,000	120,731,000
Total liabilities	187,864,000	225,614,000
Total liabilities and shareholders' equity	€ 178,955,000	€ 118,967,000